Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reserves
Goodwill written off	$ 603	$ 580	$ 595
Number of shares deducted from retained earnings	147,547	442,342	1,580,137
Amount of shares deducted from retained earnings	$ 25	$ 68	$ 129